CBOE VEST BITCOIN STRATEGY MANAGED VOLATILITY FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

January 31, 2025 - (unaudited)

85.20%

85.20%

85.20%

14.80%

100.00%

	Shares	Fair Value
MONEY MARKET FUND
Federated Treasury Obligations Fund - Institutional Class 4.250%(1)	4,163,057	$15,002,687
TOTAL MONEY MARKET FUND		15,002,687
TOTAL INVESTMENTS		15,002,687
Other assets, net of liabilities		2,605,157
NET ASSETS		$17,607,844

(1) Effective 7 day yield as of January 31, 2025.

CONSOLIDATED SCHEDULE OF FUTURES CONTRACTS

						Unrealized
	Number of		Expiration	Notional	Value at	Appreciation
	Contracts	Descriptions	Date	Value	July 31, 2024	(Depreciation)
-1.18%	10	BRR Index	2/28/2025	$9,907,447	$9,699,025	$(208,422)
-1.18%	TOTAL FUTURES CONTRACTS			$9,907,447	$9,699,025	$(208,422)

(2)All or a portion of this investment is a holding of the Cboe Vest Cayman Subsidiary .

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurementsfor disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following summarizes the inputs used to value the Fund’s investments as of January 31, 2025:
	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
MONEY MARKET FUND	$15,002,687			15,002,687
FUTURES CONTRACTS		$9,699,025		$9,699,025
TOTAL INVESTMENTS	$15,002,687	$9,699,025		$24,701,712

The cost of investments for Federal income tax purposes has been estimated a/o January 31, 2025 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $24,910,134, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation
Gross unrealized depreciation	$(208,422)
Net unrealized appreciation	$(208,422)